Pension Plans (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension Plans [Abstract]
Duties when turning over period	60 years
Plan assets	$ 5,260	$ 6,819